Schedule of Investments (unaudited)
August 31, 2024
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 37.3%
Communication Services — 2.9%
Diversified Telecommunication Services — 0.9%
AT&T Inc., Senior Notes	4.250%	3/1/27	$290,000	$288,960
AT&T Inc., Senior Notes	2.300%	6/1/27	400,000	378,400
AT&T Inc., Senior Notes	2.250%	2/1/32	350,000	295,290
AT&T Inc., Senior Notes	2.550%	12/1/33	80,000	66,288
Telefonica Emisiones SA, Senior Notes	4.895%	3/6/48	870,000	773,277
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	360,000	351,958
Verizon Communications Inc., Senior Notes	1.680%	10/30/30	954,000	809,799
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	128,000	112,646
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	80,000	77,831
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	2,342,576	2,310,832 (a)
Total Diversified Telecommunication Services				5,465,281
Entertainment — 0.2%
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	310,000	310,118
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	860,000	824,080
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	280,000	261,693
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	10,000	8,746
Total Entertainment				1,404,637
Interactive Media & Services — 0.1%
Alphabet Inc., Senior Notes	1.100%	8/15/30	240,000	203,390
Alphabet Inc., Senior Notes	1.900%	8/15/40	250,000	173,090
Alphabet Inc., Senior Notes	2.050%	8/15/50	150,000	91,406
Meta Platforms Inc., Senior Notes	4.750%	8/15/34	310,000	312,066
Total Interactive Media & Services				779,952
Media — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	406,000	404,759
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	500,000	454,724
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	170,000	129,422
Comcast Corp., Senior Notes	3.950%	10/15/25	1,910,000	1,895,278
Comcast Corp., Senior Notes	3.150%	3/1/26	10,000	9,815
Comcast Corp., Senior Notes	3.300%	4/1/27	190,000	185,419
Comcast Corp., Senior Notes	4.150%	10/15/28	1,530,000	1,519,312
Comcast Corp., Senior Notes	3.400%	4/1/30	290,000	274,973
Comcast Corp., Senior Notes	4.250%	10/15/30	200,000	197,808
Comcast Corp., Senior Notes	3.250%	11/1/39	210,000	168,237
Comcast Corp., Senior Notes	3.750%	4/1/40	50,000	42,523
Fox Corp., Senior Notes	4.709%	1/25/29	210,000	211,526
Fox Corp., Senior Notes	6.500%	10/13/33	380,000	411,874
Total Media				5,905,670
Wireless Telecommunication Services — 0.7%
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	490,000	484,825
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	90,000	88,380
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Wireless Telecommunication Services — continued
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	$3,100,000	$2,983,285
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	290,000	254,735
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	250,000	212,238
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	140,000	142,580
Total Wireless Telecommunication Services				4,166,043

Total Communication Services				17,721,583
Consumer Discretionary — 2.0%
Automobiles — 0.3%
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	200,000	199,912
General Motors Co., Senior Notes	5.600%	10/15/32	130,000	134,490
Hyundai Capital America, Senior Notes	5.950%	9/21/26	530,000	542,271 (a)
Toyota Motor Corp., Senior Notes	1.339%	3/25/26	950,000	906,390
Total Automobiles				1,783,063
Broadline Retail — 0.6%
Amazon.com Inc., Senior Notes	3.300%	4/13/27	640,000	627,509
Amazon.com Inc., Senior Notes	1.200%	6/3/27	350,000	323,849
Amazon.com Inc., Senior Notes	3.150%	8/22/27	1,640,000	1,600,406
Amazon.com Inc., Senior Notes	3.450%	4/13/29	740,000	723,480
Amazon.com Inc., Senior Notes	1.500%	6/3/30	20,000	17,301
Amazon.com Inc., Senior Notes	2.100%	5/12/31	190,000	166,052
Amazon.com Inc., Senior Notes	2.500%	6/3/50	240,000	153,949
Total Broadline Retail				3,612,546
Hotels, Restaurants & Leisure — 0.5%
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	40,000	39,178
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	1,500,000	1,457,917
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	190,000	195,015
McDonald’s Corp., Senior Notes	1.450%	9/1/25	80,000	77,513
McDonald’s Corp., Senior Notes	3.700%	1/30/26	10,000	9,888
McDonald’s Corp., Senior Notes	3.500%	3/1/27	560,000	549,208
McDonald’s Corp., Senior Notes	3.500%	7/1/27	160,000	156,604
McDonald’s Corp., Senior Notes	3.800%	4/1/28	300,000	295,388
McDonald’s Corp., Senior Notes	3.600%	7/1/30	240,000	230,395
McDonald’s Corp., Senior Notes	3.625%	9/1/49	60,000	45,797
Total Hotels, Restaurants & Leisure				3,056,903
Household Durables — 0.0%††
Newell Brands Inc., Senior Notes	5.700%	4/1/26	10,000	9,975
Specialty Retail — 0.5%
Home Depot Inc., Senior Notes	2.500%	4/15/27	1,160,000	1,113,314
Home Depot Inc., Senior Notes	2.875%	4/15/27	800,000	775,503
Home Depot Inc., Senior Notes	3.900%	12/6/28	40,000	39,651
Home Depot Inc., Senior Notes	3.300%	4/15/40	210,000	172,152
Home Depot Inc., Senior Notes	3.900%	6/15/47	30,000	25,021
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	460,000	414,085
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	210,000	210,435
Total Specialty Retail				2,750,161
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2024 Quarterly Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Textiles, Apparel & Luxury Goods — 0.1%
NIKE Inc., Senior Notes	2.750%	3/27/27	$420,000	$405,777
NIKE Inc., Senior Notes	2.850%	3/27/30	410,000	382,041
Total Textiles, Apparel & Luxury Goods				787,818

Total Consumer Discretionary				12,000,466
Consumer Staples — 2.2%
Beverages — 0.4%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	220,000	224,166
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	1,100,000	1,057,102
Coca-Cola Co., Senior Notes	3.375%	3/25/27	590,000	580,840
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	50,000	49,826
Constellation Brands Inc., Senior Notes	2.250%	8/1/31	90,000	76,750
PepsiCo Inc., Senior Notes	2.625%	3/19/27	60,000	57,866
PepsiCo Inc., Senior Notes	1.625%	5/1/30	300,000	261,222
Total Beverages				2,307,772
Consumer Staples Distribution & Retail — 0.2%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	830,000	772,507
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	170,000	148,287
Kroger Co., Senior Notes	5.000%	9/15/34	90,000	89,755
Walmart Inc., Senior Notes	1.500%	9/22/28	140,000	127,629
Walmart Inc., Senior Notes	2.375%	9/24/29	50,000	46,505
Walmart Inc., Senior Notes	1.800%	9/22/31	110,000	94,439
Total Consumer Staples Distribution & Retail				1,279,122
Food Products — 0.3%
Mars Inc., Senior Notes	3.200%	4/1/30	910,000	853,520 (a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	900,000	879,165
Total Food Products				1,732,685
Household Products — 0.1%
Kimberly-Clark Corp., Senior Notes	3.100%	3/26/30	130,000	122,961
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	260,000	246,723
Total Household Products				369,684
Personal Care Products — 0.4%
Haleon US Capital LLC, Senior Notes	3.375%	3/24/27	750,000	731,866
Haleon US Capital LLC, Senior Notes	3.375%	3/24/29	390,000	372,909
Kenvue Inc., Senior Notes	5.350%	3/22/26	570,000	578,432
Kenvue Inc., Senior Notes	5.050%	3/22/28	780,000	801,810
Total Personal Care Products				2,485,017
Tobacco — 0.8%
Altria Group Inc., Senior Notes	2.350%	5/6/25	130,000	127,739
Altria Group Inc., Senior Notes	6.200%	11/1/28	1,210,000	1,282,311
Altria Group Inc., Senior Notes	4.800%	2/14/29	59,000	59,367
Altria Group Inc., Senior Notes	2.450%	2/4/32	2,110,000	1,775,962
BAT Capital Corp., Senior Notes	3.557%	8/15/27	303,000	295,641
BAT Capital Corp., Senior Notes	6.000%	2/20/34	420,000	443,116
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	190,000	193,260
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	310,000	273,510
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Tobacco — continued
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	$220,000	$225,757
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	150,000	153,432
Total Tobacco				4,830,095

Total Consumer Staples				13,004,375
Energy — 6.7%
Oil, Gas & Consumable Fuels — 6.7%
Apache Corp., Senior Notes	4.250%	1/15/30	180,000	171,977
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	420,000	413,918
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	1,070,000	1,047,530
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	970,000	954,036
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	320,000	308,169
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	350,000	310,343 (a)
Chevron Corp., Senior Notes	1.995%	5/11/27	260,000	246,348
Chevron USA Inc., Senior Notes	3.850%	1/15/28	620,000	615,986
Chevron USA Inc., Senior Notes	3.250%	10/15/29	490,000	469,102
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	980,000	1,035,314 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	580,000	569,228
Continental Resources Inc., Senior Notes	5.750%	1/15/31	50,000	50,730 (a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	1,830,000	1,794,099
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	570,000	558,469
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,100,000	1,112,466
Devon Energy Corp., Senior Notes	5.250%	10/15/27	356,000	358,275
Devon Energy Corp., Senior Notes	4.500%	1/15/30	128,000	126,746
Devon Energy Corp., Senior Notes	5.200%	9/15/34	790,000	781,118
Devon Energy Corp., Senior Notes	5.600%	7/15/41	30,000	29,297
Devon Energy Corp., Senior Notes	5.000%	6/15/45	90,000	80,363
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	360,000	350,390
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	550,000	520,020
Diamondback Energy Inc., Senior Notes	3.125%	3/24/31	160,000	144,455
Ecopetrol SA, Senior Notes	5.375%	6/26/26	1,740,000	1,737,077
Energy Transfer LP, Senior Notes	2.900%	5/15/25	400,000	393,604
Energy Transfer LP, Senior Notes	5.500%	6/1/27	320,000	326,381
Energy Transfer LP, Senior Notes	5.550%	2/15/28	1,180,000	1,213,393
Energy Transfer LP, Senior Notes	3.750%	5/15/30	760,000	719,191
Energy Transfer LP, Senior Notes	5.400%	10/1/47	250,000	234,034
Energy Transfer LP, Senior Notes	6.250%	4/15/49	20,000	20,829
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	1,270,000	1,262,713
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	720,000	682,375
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	430,000	397,727
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	90,000	101,324
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	70,000	64,210
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	100,000	83,881
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	50,000	38,406
EOG Resources Inc., Senior Notes	4.150%	1/15/26	110,000	109,737
EOG Resources Inc., Senior Notes	4.375%	4/15/30	210,000	210,402
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2024 Quarterly Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
EQT Corp., Senior Notes	3.900%	10/1/27	$660,000	$645,310
EQT Corp., Senior Notes	7.000%	2/1/30	500,000	545,054
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	1,010,000	992,385
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	30,000	26,621
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	1,070,000	1,059,434 (a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	460,000	418,380 (a)
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	220,000	218,913
MPLX LP, Senior Notes	4.125%	3/1/27	780,000	771,582
MPLX LP, Senior Notes	4.800%	2/15/29	540,000	545,309
MPLX LP, Senior Notes	5.200%	3/1/47	160,000	149,359
MPLX LP, Senior Notes	5.200%	12/1/47	250,000	230,421
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	1,730,000	1,745,648
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	190,000	185,377
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	500,000	477,333
ONEOK Inc., Senior Notes	5.550%	11/1/26	450,000	458,531
ONEOK Inc., Senior Notes	5.650%	11/1/28	710,000	737,765
ONEOK Inc., Senior Notes	5.800%	11/1/30	240,000	253,654
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	380,000	397,360 (a)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	390,000	368,418
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,040,000	1,541,112 (a)
Petroleos Mexicanos, Senior Notes	4.250%	1/15/25	760,000	751,346
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	300,000	286,743
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	370,000	322,471
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	400,000	348,113
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	390,000	340,040 (a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	1,120,000	827,646 (a)
Shell International Finance BV, Senior Notes	2.750%	4/6/30	230,000	212,416
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	250,000	226,754 (a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,170,000	1,210,223
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	230,000	227,453
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	410,000	408,403
Western Midstream Operating LP, Senior Notes	6.350%	1/15/29	1,950,000	2,057,359
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	120,000	114,939
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	920,000	901,185
Williams Cos. Inc., Senior Notes	2.600%	3/15/31	120,000	104,945
Williams Cos. Inc., Senior Notes	4.900%	1/15/45	160,000	144,454
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	350,000	325,740

Total Energy				40,221,859
Financials — 14.0%
Banks — 9.7%
Banco Santander SA, Senior Notes	2.746%	5/28/25	800,000	786,355
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	1,600,000	1,573,742 (b)
Bank of America Corp., Senior Notes	3.500%	4/19/26	460,000	453,007
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	110,000	106,778 (b)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	690,000	597,081 (b)
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	$550,000	$493,561 (b)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	610,000	538,008 (b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	1,572,000	1,516,057 (b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. Term SOFR + 1.632%)	3.593%	7/21/28	1,140,000	1,110,399 (b)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. Term SOFR + 1.332%)	3.970%	3/5/29	1,500,000	1,469,545 (b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	1,990,000	1,937,494 (b)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	80,000	67,379 (b)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	470,000	467,606 (b)
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	320,000	318,274
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	1,000,000	994,964
Bank of Montreal, Senior Notes	1.850%	5/1/25	920,000	901,894
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	480,000	467,242
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	590,000	592,024 (b)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	260,000	258,092 (a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	530,000	525,499 (a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	600,000	586,255 (a)(b)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	1,090,000	1,107,047 (a)(b)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. Term SOFR + 2.829%)	5.198%	1/10/30	370,000	376,370 (a)(b)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	890,000	945,584 (a)(b)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	360,000	348,916 (a)(b)
Citigroup Inc., Senior Notes	3.300%	4/27/25	1,810,000	1,790,239
Citigroup Inc., Senior Notes	4.650%	7/30/45	84,000	76,953
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	630,000	560,595 (b)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	370,000	365,189 (b)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	870,000	803,422 (b)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	1,840,000	1,787,109 (b)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. Term SOFR + 1.454%)	4.075%	4/23/29	1,620,000	1,593,706 (b)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	660,000	649,416 (b)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	390,000	391,543 (b)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	670,000	666,439
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	630,000	633,370
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	180,000	178,900
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	1,140,000	1,134,822
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	280,000	275,469
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	56,000	55,061
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	1,860,000	1,847,009
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	2,210,000	2,155,092 (a)(b)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	400,000	389,937 (a)(b)
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2024 Quarterly Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	$210,000	$208,602 (a)(b)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	1,160,000	1,147,126 (a)(b)
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	1,140,000	1,113,482 (b)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	510,000	457,957 (b)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. Term SOFR + 1.808%)	4.041%	3/13/28	700,000	687,894 (b)
JPMorgan Chase & Co., Senior Notes	3.900%	7/15/25	1,310,000	1,301,629
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	860,000	843,804 (b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	700,000	628,347 (b)
JPMorgan Chase & Co., Senior Notes (4.005% to 4/23/28 then 3 mo. Term SOFR + 1.382%)	4.005%	4/23/29	1,180,000	1,158,174 (b)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. Term SOFR + 1.592%)	4.452%	12/5/29	1,270,000	1,265,359 (b)
JPMorgan Chase & Co., Senior Notes (5.294% to 7/22/34 then SOFR + 1.460%)	5.294%	7/22/35	1,380,000	1,416,735 (b)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	1,790,000	1,789,334
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	260,000	258,453
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	340,000	337,183 (b)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	340,000	335,966 (b)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	940,000	944,761 (b)
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	460,000	447,359
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	230,000	218,533
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	460,000	447,366
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	760,000	743,577
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	380,000	387,974 (b)
US Bancorp, Senior Notes	1.450%	5/12/25	810,000	791,738
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	230,000	217,617 (b)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	410,000	425,838 (b)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	720,000	699,413
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	500,000	494,471
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	880,000	862,723 (b)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	190,000	171,027 (b)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	330,000	326,726 (b)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	1,080,000	1,035,582 (b)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	400,000	413,030 (b)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	360,000	371,866 (b)
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	396,288
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	1,790,000	1,783,429
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	10,000	9,174
Total Banks				58,031,981
Capital Markets — 3.3%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	270,000	264,529
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Bank of New York Mellon Corp., Senior Notes (4.289% to 6/13/32 then SOFR + 1.418%)	4.289%	6/13/33	$1,130,000	$1,092,674 (b)
Charles Schwab Corp., Senior Notes	3.850%	5/21/25	600,000	595,581
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	650,000	666,298
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	490,000	526,810 (b)
Goldman Sachs Capital II, Ltd. GTD (3 mo. Term SOFR + 1.029%)	6.045%	9/30/24	71,000	60,209 (b)(c)
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	570,000	564,575
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	980,000	958,421
Goldman Sachs Group Inc., Senior Notes	3.850%	1/26/27	160,000	157,686
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	150,000	146,461 (b)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	550,000	534,641 (b)
Goldman Sachs Group Inc., Senior Notes (4.387% to 6/15/26 then SOFR + 1.510%)	4.387%	6/15/27	1,260,000	1,254,199 (b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	700,000	695,142
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	320,000	319,176
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	1,180,000	1,157,104 (b)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	800,000	724,536 (b)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	1,140,000	1,112,697 (b)
Morgan Stanley, Senior Notes (5.320% to 7/19/34 then SOFR + 1.555%)	5.320%	7/19/35	1,280,000	1,308,017 (b)
Morgan Stanley, Senior Notes (5.466% to 1/18/34 then SOFR + 1.730%)	5.466%	1/18/35	1,790,000	1,845,196 (b)
Nuveen LLC, Senior Notes	4.000%	11/1/28	1,000,000	982,025 (a)
UBS AG, Senior Notes	3.625%	9/9/24	2,550,000	2,549,247
UBS AG, Senior Notes	2.950%	4/9/25	530,000	523,378
UBS Group AG, Senior Notes	4.125%	9/24/25	290,000	287,459 (a)
UBS Group AG, Senior Notes	4.253%	3/23/28	690,000	679,247 (a)
UBS Group AG, Senior Notes (4.488% to 5/12/25 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.488%	5/12/26	580,000	577,157 (a)(b)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	260,000	323,566 (a)(b)
Total Capital Markets				19,906,031
Consumer Finance — 0.0%††
American Express Co., Senior Notes	4.050%	5/3/29	100,000	99,593
Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	940,000	896,090
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	910,000	851,429
Mastercard Inc., Senior Notes	3.850%	3/26/50	40,000	33,256
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	600,000	587,386 (a)
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	420,000	410,126
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	50,000	44,764
PayPal Holdings Inc., Senior Notes	4.400%	6/1/32	170,000	168,803
Visa Inc., Senior Notes	1.900%	4/15/27	400,000	379,206
Visa Inc., Senior Notes	4.300%	12/14/45	240,000	217,754
Total Financial Services				3,588,814
Insurance — 0.4%
Aon North America Inc., Senior Notes	5.150%	3/1/29	870,000	891,242
Chubb INA Holdings LLC, Senior Notes	3.350%	5/3/26	10,000	9,826
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	180,000	174,593 (a)
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2024 Quarterly Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Insurance — continued
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	$390,000	$428,416 (a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	340,000	329,753 (a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	160,000	155,481 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	32,000	37,577 (a)
Total Insurance				2,026,888

Total Financials				83,653,307
Health Care — 3.2%
Biotechnology — 0.6%
AbbVie Inc., Senior Notes	3.800%	3/15/25	570,000	566,199
AbbVie Inc., Senior Notes	2.950%	11/21/26	180,000	174,974
AbbVie Inc., Senior Notes	4.800%	3/15/27	490,000	496,657
AbbVie Inc., Senior Notes	4.800%	3/15/29	810,000	827,737
AbbVie Inc., Senior Notes	3.200%	11/21/29	1,940,000	1,838,767
AbbVie Inc., Senior Notes	4.250%	11/21/49	80,000	69,803
Total Biotechnology				3,974,137
Health Care Equipment & Supplies — 0.3%
Becton Dickinson & Co., Senior Notes	3.734%	12/15/24	23,000	22,887
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	130,000	118,171
Solventum Corp., Senior Notes	5.400%	3/1/29	480,000	489,978 (a)
Solventum Corp., Senior Notes	5.450%	3/13/31	470,000	478,707 (a)
Solventum Corp., Senior Notes	5.600%	3/23/34	610,000	622,172 (a)
Total Health Care Equipment & Supplies				1,731,915
Health Care Providers & Services — 1.4%
Cigna Group, Senior Notes	4.375%	10/15/28	1,830,000	1,820,379
CVS Health Corp., Senior Notes	3.875%	7/20/25	158,000	156,452
CVS Health Corp., Senior Notes	3.625%	4/1/27	800,000	783,289
CVS Health Corp., Senior Notes	4.300%	3/25/28	631,000	623,571
CVS Health Corp., Senior Notes	3.750%	4/1/30	210,000	199,150
CVS Health Corp., Senior Notes	1.875%	2/28/31	100,000	82,887
CVS Health Corp., Senior Notes	2.125%	9/15/31	330,000	274,200
CVS Health Corp., Senior Notes	5.050%	3/25/48	270,000	239,478
Elevance Health Inc., Senior Notes	3.650%	12/1/27	240,000	234,859
Elevance Health Inc., Senior Notes	4.100%	5/15/32	280,000	270,281
Elevance Health Inc., Senior Notes	4.550%	5/15/52	40,000	34,888
Humana Inc., Senior Notes	4.500%	4/1/25	80,000	79,610
Humana Inc., Senior Notes	3.950%	3/15/27	970,000	955,560
Humana Inc., Senior Notes	5.750%	12/1/28	210,000	219,440
Humana Inc., Senior Notes	3.700%	3/23/29	770,000	743,557
Humana Inc., Senior Notes	2.150%	2/3/32	120,000	99,563
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	170,000	163,079
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	790,000	778,898
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	660,000	653,430
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	70,000	61,126
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — continued
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	$60,000	$51,821
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	20,000	17,873
Total Health Care Providers & Services				8,543,391
Pharmaceuticals — 0.9%
Bristol-Myers Squibb Co., Senior Notes	4.950%	2/20/26	540,000	545,007
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	486,000	477,066
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	240,000	248,215
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	680,000	705,591
Eli Lilly & Co., Senior Notes	4.500%	2/9/29	850,000	864,753
Eli Lilly & Co., Senior Notes	4.200%	8/14/29	210,000	210,529
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	1,140,000	1,155,038
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	290,000	248,394
Pfizer Inc., Senior Notes	2.625%	4/1/30	450,000	413,287
Pfizer Inc., Senior Notes	1.700%	5/28/30	430,000	374,484
Total Pharmaceuticals				5,242,364

Total Health Care				19,491,807
Industrials — 2.5%
Aerospace & Defense — 1.3%
Boeing Co., Senior Notes	4.875%	5/1/25	1,700,000	1,693,247
Boeing Co., Senior Notes	3.100%	5/1/26	70,000	67,727
Boeing Co., Senior Notes	2.800%	3/1/27	90,000	85,286
Boeing Co., Senior Notes	3.200%	3/1/29	200,000	184,524
General Dynamics Corp., Senior Notes	3.750%	5/15/28	340,000	335,273
Lockheed Martin Corp., Senior Notes	4.500%	2/15/29	1,820,000	1,837,767
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	1,020,000	987,303
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	1,350,000	1,339,063
RTX Corp., Senior Notes	3.150%	12/15/24	210,000	207,786
RTX Corp., Senior Notes	3.950%	8/16/25	280,000	277,648
RTX Corp., Senior Notes	4.125%	11/16/28	90,000	88,882
RTX Corp., Senior Notes	2.250%	7/1/30	340,000	301,405
RTX Corp., Senior Notes	6.000%	3/15/31	350,000	376,329
Total Aerospace & Defense				7,782,240
Building Products — 0.0%††
Carrier Global Corp., Senior Notes	2.722%	2/15/30	140,000	128,186
Carrier Global Corp., Senior Notes	2.700%	2/15/31	60,000	53,404
Total Building Products				181,590
Commercial Services & Supplies — 0.4%
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	1,040,000	1,025,420
Republic Services Inc., Senior Notes	3.200%	3/15/25	450,000	445,483
Waste Connections Inc., Senior Notes	5.000%	3/1/34	1,100,000	1,117,220
Total Commercial Services & Supplies				2,588,123
Ground Transportation — 0.2%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	600,000	595,559
Union Pacific Corp., Senior Notes	2.891%	4/6/36	340,000	287,241
Total Ground Transportation				882,800
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2024 Quarterly Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Industrial Conglomerates — 0.3%
Honeywell International Inc., Senior Notes	4.950%	9/1/31	$1,690,000	$1,746,437
Machinery — 0.0%††
Deere & Co., Senior Notes	3.100%	4/15/30	20,000	18,805
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	120,000	117,908
Total Machinery				136,713
Trading Companies & Distributors — 0.3%
Air Lease Corp., Senior Notes	3.375%	7/1/25	310,000	305,621
Air Lease Corp., Senior Notes	5.300%	2/1/28	350,000	356,949
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	790,000	781,377 (a)
Total Trading Companies & Distributors				1,443,947

Total Industrials				14,761,850
Information Technology — 1.7%
Semiconductors & Semiconductor Equipment — 1.2%
Broadcom Inc., Senior Notes	3.137%	11/15/35	1,950,000	1,630,919 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	2,070,000	2,130,075 (a)
Intel Corp., Senior Notes	3.700%	7/29/25	10,000	9,867
Intel Corp., Senior Notes	3.750%	3/25/27	170,000	165,500
Intel Corp., Senior Notes	1.600%	8/12/28	240,000	211,947
Intel Corp., Senior Notes	5.125%	2/10/30	250,000	252,520
Intel Corp., Senior Notes	4.750%	3/25/50	100,000	83,969
Micron Technology Inc., Senior Notes	5.875%	2/9/33	200,000	210,567
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	300,000	295,328
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	290,000	254,321
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,160,000	1,098,046
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	1,250,000	1,091,187
Total Semiconductors & Semiconductor Equipment				7,434,246
Software — 0.3%
Adobe Inc., Senior Notes	2.300%	2/1/30	380,000	345,407
Microsoft Corp., Senior Notes	3.300%	2/6/27	370,000	364,332
Microsoft Corp., Senior Notes	3.450%	8/8/36	10,000	9,150
Oracle Corp., Senior Notes	1.650%	3/25/26	360,000	343,849
Oracle Corp., Senior Notes	4.650%	5/6/30	260,000	261,887
Oracle Corp., Senior Notes	2.875%	3/25/31	260,000	232,764
Salesforce Inc., Senior Notes	3.700%	4/11/28	250,000	246,318
Total Software				1,803,707
Technology Hardware, Storage & Peripherals — 0.2%
Apple Inc., Senior Notes	3.350%	2/9/27	80,000	78,785
Apple Inc., Senior Notes	2.900%	9/12/27	850,000	823,566
Total Technology Hardware, Storage & Peripherals				902,351

Total Information Technology				10,140,304
Materials — 1.2%
Chemicals — 0.5%
MEGlobal BV, Senior Notes	4.250%	11/3/26	480,000	472,668 (a)
MEGlobal BV, Senior Notes	2.625%	4/28/28	1,000,000	925,003 (a)
OCP SA, Senior Notes	4.500%	10/22/25	350,000	346,928 (a)
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Chemicals — continued
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	$740,000	$700,154 (a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	510,000	433,674 (a)
Total Chemicals				2,878,427
Metals & Mining — 0.5%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	990,000	989,502 (a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	690,000	689,385 (a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	70,000	71,425
Glencore Funding LLC, Senior Notes	5.371%	4/4/29	790,000	806,373 (a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	780,000	753,408
Total Metals & Mining				3,310,093
Paper & Forest Products — 0.2%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	950,000	970,001

Total Materials				7,158,521
Real Estate — 0.1%
Retail REITs — 0.1%
WEA Finance LLC, Senior Notes	4.125%	9/20/28	500,000	482,381 (a)

Utilities — 0.8%
Electric Utilities — 0.8%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	140,000	121,246 (a)
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	190,000	182,420
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	1,500,000	1,472,751
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	810,000	787,926
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	770,000	715,882
Pacific Gas and Electric Co., First Mortgage Bonds	5.550%	5/15/29	870,000	895,720
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.125%	5/15/27	440,000	433,367 (a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	380,000	388,271 (a)

Total Utilities				4,997,583
Total Corporate Bonds & Notes (Cost — $230,755,621)				223,634,036
U.S. Government & Agency Obligations — 24.1%
U.S. Government Obligations — 24.1%
U.S. Treasury Bonds	3.250%	5/15/42	150,000	130,758
U.S. Treasury Bonds	4.000%	11/15/42	10,000	9,652
U.S. Treasury Bonds	3.875%	2/15/43	1,700,000	1,609,355
U.S. Treasury Bonds	3.875%	5/15/43	6,660,000	6,290,318
U.S. Treasury Bonds	3.625%	8/15/43	550,000	500,393
U.S. Treasury Bonds	4.375%	8/15/43	4,050,000	4,091,133
U.S. Treasury Bonds	3.750%	11/15/43	4,780,000	4,421,687
U.S. Treasury Bonds	4.750%	11/15/43	2,470,000	2,619,358
U.S. Treasury Bonds	3.625%	2/15/44	20,000	18,149
U.S. Treasury Bonds	4.500%	2/15/44	1,060,000	1,086,831
U.S. Treasury Bonds	3.375%	5/15/44	10,000	8,730
U.S. Treasury Bonds	2.875%	8/15/45	1,090,000	871,106
U.S. Treasury Bonds	3.000%	2/15/49	1,570,000	1,249,438
U.S. Treasury Bonds	2.875%	5/15/49	600,000	465,797
U.S. Treasury Bonds	1.375%	8/15/50	30,000	16,254
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2024 Quarterly Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

U.S. Government Obligations — continued
U.S. Treasury Bonds	1.625%	11/15/50	$8,320,000	$4,812,762
U.S. Treasury Bonds	1.875%	2/15/51	28,150,000	17,368,880
U.S. Treasury Bonds	2.375%	5/15/51	13,160,000	9,134,377
U.S. Treasury Bonds	2.000%	8/15/51	3,210,000	2,036,030
U.S. Treasury Bonds	1.875%	11/15/51	4,260,000	2,614,991
U.S. Treasury Bonds	2.250%	2/15/52	7,525,000	5,064,825
U.S. Treasury Bonds	2.875%	5/15/52	320,000	247,363
U.S. Treasury Bonds	3.000%	8/15/52	4,270,000	3,388,562
U.S. Treasury Bonds	4.000%	11/15/52	3,390,000	3,254,268
U.S. Treasury Bonds	3.625%	2/15/53	3,760,000	3,374,012
U.S. Treasury Bonds	3.625%	5/15/53	2,990,000	2,684,810
U.S. Treasury Bonds	4.125%	8/15/53	1,610,000	1,581,416
U.S. Treasury Bonds	4.750%	11/15/53	7,360,000	8,019,956
U.S. Treasury Bonds	4.250%	2/15/54	1,860,000	1,867,702
U.S. Treasury Notes	2.625%	7/31/29	26,730,000	25,389,845
U.S. Treasury Notes	3.875%	11/30/29	290,000	291,575
U.S. Treasury Notes	3.625%	3/31/30	9,980,000	9,904,565
U.S. Treasury Notes	3.500%	4/30/30	2,180,000	2,149,471
U.S. Treasury Notes	4.000%	7/31/30	1,880,000	1,901,187
U.S. Treasury Notes	4.125%	8/31/30	230,000	234,160
U.S. Treasury Notes	4.375%	11/30/30	1,510,000	1,557,954
U.S. Treasury Notes	4.000%	1/31/31	10,720,000	10,839,553
U.S. Treasury Notes	2.750%	8/15/32	1,430,000	1,322,722
U.S. Treasury Notes	4.125%	8/15/34	20,000	19,930
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	5,220,000	1,791,590

Total U.S. Government & Agency Obligations (Cost — $167,962,807)				144,241,465
Collateralized Mortgage Obligations(d) — 12.2%
280 Park Avenue Mortgage Trust, 2017-280P A (1 mo. Term SOFR + 1.180%)	6.506%	9/15/34	730,000	701,451 (a)(b)
Adjustable Rate Mortgage Trust, 2004-5 4A1	5.026%	4/25/35	33,028	33,112 (b)
AREIT LLC, 2022-CRE7 A (1 mo. Term SOFR + 2.242%)	7.584%	6/17/39	1,809,928	1,814,179 (a)(b)
AREIT Trust, 2022-CRE6 A (30 Day Average SOFR + 1.250%)	6.603%	1/20/37	809,417	803,175 (a)(b)
BANK, 2021-BN36 A5	2.470%	9/15/64	1,700,000	1,468,240
Benchmark Mortgage Trust, 2018-B7 A4	4.510%	5/15/53	785,000	773,149 (b)
Benchmark Mortgage Trust, 2019-B10 A4	3.717%	3/15/62	1,260,000	1,208,535
BMP, 2024-MF23 A (1 mo. Term SOFR + 1.372%)	6.709%	6/15/41	1,380,000	1,376,531 (a)(b)
BPR Trust, 2021-TY B (1 mo. Term SOFR + 1.264%)	6.601%	9/15/38	2,140,000	2,100,241 (a)(b)
BRAVO Residential Funding Trust, 2021-NQM2 A1	0.970%	3/25/60	101,149	95,650 (a)(b)
BRAVO Residential Funding Trust, 2022-NQM3 A1	5.108%	7/25/62	309,551	308,023 (a)(b)
BRAVO Residential Funding Trust, 2024-NQM5 A1	5.803%	6/25/64	355,377	357,449 (a)
BX Commercial Mortgage Trust, 2022-LP2 A (1 mo. Term SOFR + 1.013%)	6.350%	2/15/39	713,681	707,565 (a)(b)
BX Trust, 2024-VLT4 B (1 mo. Term SOFR + 1.941%)	7.278%	7/15/29	1,030,000	1,027,678 (a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	640,000	638,995
COLT Mortgage Loan Trust, 2024-4 A1	5.949%	7/25/69	910,488	917,720 (a)
Commercial Mortgage Trust, 2013-300P B	4.540%	8/10/30	560,000	496,200 (a)(b)
Cross Mortgage Trust, 2024-H2 A1	6.093%	4/25/69	756,265	765,206 (a)
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	$1,222,217	$1,114,402 (a)(b)
CSMC Trust, 2019-AFC1 A1	3.573%	7/25/49	334,324	322,248 (a)
CSMC Trust, 2019-AFC1 A3	3.877%	7/25/49	735,102	711,085 (a)
CSMC Trust, 2020-AFC1 A1	3.240%	2/25/50	506,084	482,866 (a)(b)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	279,013	236,290 (a)(b)
CSMC Trust, 2021-NQM2 A3	1.538%	2/25/66	196,284	173,913 (a)(b)
CSMC Trust, 2021-NQM5 A1	0.938%	5/25/66	458,937	379,044 (a)(b)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	307,108	267,874 (a)(b)
CSMC Trust, 2022-7R 1A1 (30 Day Average SOFR + 4.500%)	9.846%	10/25/66	1,028,645	986,288 (a)(b)
CSMC Trust, 2022-NQM1 A1	2.265%	11/25/66	1,343,514	1,212,686 (a)(b)
DBJPM Mortgage Trust, 2016-C1 B	4.195%	5/10/49	1,060,000	981,831 (b)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	746,573	669,918 (a)(b)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	884,490	738,664 (a)(b)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	395,949	344,036 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 X1, IO	0.706%	3/25/29	2,427,716	54,734 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K093 X1, IO	1.082%	5/25/29	1,911,281	69,011 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K104 XAM, IO	1.507%	1/25/30	3,100,000	200,359 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K106 X1, IO	1.439%	1/25/30	3,295,136	196,279 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K122 X1, IO	0.967%	11/25/30	9,873,571	424,911 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K124 X1, IO	0.808%	12/25/30	6,658,181	243,629 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K128 X1, IO	0.609%	3/25/31	9,004,415	240,449 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K149 X1, IO	0.404%	8/25/32	9,967,396	206,334 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K150 X1, IO	0.446%	9/25/32	33,984,021	799,882 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K154 X1, IO	0.527%	1/25/33	6,797,534	188,619 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K163 X1, IO	0.475%	3/25/34	17,298,859	451,421 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K164 X1, IO	0.470%	5/25/34	23,999,677	630,078 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KG06 X1, IO	0.627%	10/25/31	6,489,303	195,946 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, S8FX A2	3.291%	3/25/27	590,000	574,336
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4066 PI, IO	3.500%	9/15/31	399,670	10,745
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 30 Day Average SOFR + 6.136%)	0.782%	9/15/42	193,134	14,442 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4991 QV	2.000%	9/25/45	182,634	151,578
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	688,066	101,094
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	525,606	84,424
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2024 Quarterly Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	$153,132	$25,660
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	78,154	10,597
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 AP, PAC	2.000%	4/25/41	297,588	260,181
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5200 KQ, PAC	3.000%	9/25/49	217,953	201,363
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL, PAC	4.000%	4/25/52	100,000	92,390
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 M2 (30 Day Average SOFR + 1.500%)	6.849%	10/25/41	1,230,000	1,235,556 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	7.749%	2/25/42	2,000,000	2,050,071 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA4 M1A (30 Day Average SOFR + 2.200%)	7.549%	5/25/42	593,159	603,354 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 30 Day Average SOFR + 5.986%)	0.632%	8/15/44	73,026	9,359 (b)
Federal National Mortgage Association (FNMA) — CAS, 2021-R03 1M2 (30 Day Average SOFR + 1.650%)	6.999%	12/25/41	2,140,000	2,160,500 (a)(b)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	237,015	229,202
Federal National Mortgage Association (FNMA) ACES, 2023-M4 A2	3.893%	9/25/32	200,000	193,049 (b)
Federal National Mortgage Association (FNMA) REMIC, 2012-118 VZ	3.000%	11/25/42	362,420	331,981
Federal National Mortgage Association (FNMA) REMIC, 2013-26 HI, IO	3.000%	4/25/32	1,239	36
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.687%	6/25/43	15,157	1,779 (b)
Federal National Mortgage Association (FNMA) REMIC, 2013-73 IA, IO	3.000%	9/25/32	317,832	13,463
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 30 Day Average SOFR + 5.836%)	0.487%	12/25/43	18,568	2,109 (b)
Federal National Mortgage Association (FNMA) REMIC, 2015-39 LZ	3.000%	6/25/45	42,430	37,857
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	273,926	239,790
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 30 Day Average SOFR + 6.086%)	0.737%	11/25/47	24,887	2,908 (b)
Federal National Mortgage Association (FNMA) REMIC, 2018-74 AB	3.500%	10/25/48	278,138	259,445
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	700,000	553,387
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	145,736	23,950
Federal National Mortgage Association (FNMA) REMIC, 2020-57 TA	2.000%	4/25/50	729,007	638,909
Federal National Mortgage Association (FNMA) REMIC, 2020-62 BI, IO	2.000%	9/25/50	3,149,689	372,648
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	702,001	111,509
Federal National Mortgage Association (FNMA) REMIC, 2021-43 IO, IO	2.500%	6/25/51	1,488,274	231,760
Federal National Mortgage Association (FNMA) REMIC, 2021-65 JA	2.000%	1/25/46	205,768	182,176
Federal National Mortgage Association (FNMA) REMIC, 2022-57 BC	4.000%	9/25/52	161,903	156,187
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	13,820	2,578
GCAT Trust, 2024-INV3 A17	6.500%	9/25/54	297,496	303,445 (a)(b)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. Term SOFR + 0.464%)	5.796%	8/20/58	72,449	72,348 (b)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. Term SOFR + 0.564%)	5.896%	11/20/60	262,707	262,190 (b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. Term SOFR + 0.614%)	5.946%	2/20/61	38,285	38,207 (b)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. Term SOFR + 0.614%)	5.946%	3/20/61	35,196	35,131 (b)
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
Government National Mortgage Association (GNMA), 2012-27 IO, IO	0.219%	4/16/53	$918,684	$1,887 (b)
Government National Mortgage Association (GNMA), 2012-H30 GA (1 mo. Term SOFR + 0.464%)	5.796%	12/20/62	142,080	141,604 (b)
Government National Mortgage Association (GNMA), 2013-95 IO, IO	0.389%	4/16/47	3,131,774	26,072 (b)
Government National Mortgage Association (GNMA), 2014-105 IO, IO	0.129%	6/16/54	165,155	121 (b)
Government National Mortgage Association (GNMA), 2014-130 IB, IO	0.199%	8/16/54	1,081,119	6,740 (b)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.188%	5/16/55	841,587	5,220 (b)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.370%	8/16/54	797,765	7,628 (b)
Government National Mortgage Association (GNMA), 2018-168 PA, PAC-1	4.000%	8/20/48	195,756	187,955
Government National Mortgage Association (GNMA), 2019-18 TP, PAC	3.500%	2/20/49	171,608	159,336
Government National Mortgage Association (GNMA), 2020-H09 NF (1 mo. Term SOFR + 1.364%)	6.696%	4/20/70	87,939	88,958 (b)
Government National Mortgage Association (GNMA), 2021-8 AQ	5.000%	1/20/51	139,430	141,719
Government National Mortgage Association (GNMA), 2021-29 AG	5.000%	2/20/51	209,663	210,726
Government National Mortgage Association (GNMA), 2021-134 CI, IO	1.427%	6/16/61	2,839,284	220,049 (b)
Government National Mortgage Association (GNMA), 2021-188 PA, PAC	2.000%	10/20/51	647,933	529,282
Government National Mortgage Association (GNMA), 2021-223 P, PAC-1	2.000%	6/20/51	78,501	69,438
Government National Mortgage Association (GNMA), 2022-99 JW	2.500%	1/20/52	200,000	165,052
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	1,499,220	1,198,498
Government National Mortgage Association (GNMA), 2023-92 IA, IO	0.611%	6/16/64	1,998,960	115,696 (b)
Government National Mortgage Association (GNMA), 2023-179 IO, IO	0.611%	9/16/63	8,258,856	354,249 (b)
GS Mortgage Securities Corp. Trust, 2018-SRP5 A (1 mo. Term SOFR + 1.847%)	7.184%	9/15/31	1,103,769	820,338 (a)(b)
GS Mortgage-Backed Securities Trust, 2024-RPL4 A1	3.900%	9/25/61	716,112	690,803 (a)
IMPAC CMB Trust, 2007-A A (1 mo. Term SOFR + 0.614%)	5.892%	5/25/37	462,569	437,752 (a)(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.369%	7/15/48	654,000	527,925 (b)
JPMDB Commercial Mortgage Securities Trust, 2017-C5 B	4.009%	3/15/50	1,030,000	861,521 (b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	9.193%	5/15/28	586,094	504,747 (a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2022-ACB A (30 Day Average SOFR + 1.400%)	6.754%	3/15/39	620,000	613,244 (a)(b)
KREF Ltd., 2022-FL3 A (1 mo. Term SOFR + 1.450%)	6.786%	2/17/39	1,520,000	1,514,300 (a)(b)
Legacy Mortgage Asset Trust, 2021-GS2 A1, Step bond (4.750% to 4/25/25 then 5.750%)	4.750%	4/25/61	333,872	335,108 (a)
Mill City Mortgage Loan Trust, 2019-1 A1	3.250%	10/25/69	513,873	496,735 (a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 A5	3.635%	10/15/48	1,245,000	1,220,794
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33 A5	3.599%	5/15/50	750,000	723,526
Morgan Stanley Residential Mortgage Loan Trust, 2024-INV3 A1	6.500%	6/25/54	1,070,206	1,086,809 (a)(b)
MSCG Trust, 2015-ALDR A2	3.577%	6/7/35	920,000	867,923 (a)(b)
Natixis Commercial Mortgage Securities Trust, 2019-FAME B	3.655%	8/15/36	1,879,000	1,499,677 (a)
New Residential Mortgage Loan Trust, 2015-1A A2	3.750%	5/28/52	248,457	237,021 (a)(b)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	470,634	453,392 (a)(b)
New Residential Mortgage Loan Trust, 2021-NQM3 A3	1.516%	11/27/56	258,603	222,597 (a)(b)
New Residential Mortgage Loan Trust, 2022-NQM2 A1	3.079%	3/27/62	1,564,000	1,462,487 (a)(b)
NYC Trust, 2024-3ELV A (1 mo. Term SOFR + 1.991%)	7.328%	8/15/29	430,000	430,921 (a)(b)
OBX Trust, 2021-NQM2 A1	1.101%	5/25/61	288,617	235,418 (a)(b)
OBX Trust, 2021-NQM3 A1	1.054%	7/25/61	446,609	363,817 (a)(b)
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2024 Quarterly Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
OBX Trust, 2021-NQM4 A1	1.957%	10/25/61	$373,439	$316,832 (a)(b)
OBX Trust, 2024-NQM1 A1	5.928%	11/25/63	814,940	819,318 (a)
OPG Trust, 2021-PORT A (1 mo. Term SOFR + 0.598%)	5.935%	10/15/36	1,277,015	1,256,755 (a)(b)
PFP Ltd., 2024-11 A (1 mo. Term SOFR + 1.832%)	7.172%	9/17/39	360,000	360,180 (a)(b)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	938,267	789,599 (a)(b)
PRKCM Trust, 2021-AFC2 A1	2.071%	11/25/56	405,194	352,442 (a)(b)
PRKCM Trust, 2024-HOME1 A1	6.431%	5/25/59	913,562	930,476 (a)
RCKT Mortgage Trust, 2024-INV1 A1	6.500%	6/25/54	1,561,130	1,588,390 (a)(b)
Residential Mortgage Loan Trust, 2020-2 A1	1.654%	5/25/60	80,255	79,753 (a)(b)
SACO I Trust, 2007-VA1 A	4.324%	6/25/21	1,964	1,699 (a)(b)
SG Residential Mortgage Trust, 2022-1 A1	3.166%	3/27/62	1,658,215	1,551,823 (a)(b)
Towd Point Mortgage Trust, 2017-4 B2	3.674%	6/25/57	1,010,000	843,596 (a)(b)
UBS Commercial Mortgage Trust, 2018-C11 B	4.713%	6/15/51	1,040,000	930,183 (b)
VASA Trust, 2021-VASA A (1 mo. Term SOFR + 1.014%)	6.351%	7/15/39	880,000	803,599 (a)(b)
Virginia Housing Development Authority, 2006-C CTFS	6.000%	6/25/34	231,751	235,390
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR9 A7	6.088%	8/25/34	660,472	643,743 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A2A (1 mo. Term SOFR + 0.854%)	6.132%	11/25/34	214,249	203,875 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2AB3 (1 mo. Term SOFR + 0.834%)	6.112%	7/25/45	1,227,716	1,177,077 (b)
Wells Fargo Commercial Mortgage Trust, 2017-C38 A5	3.453%	7/15/50	760,000	732,847
WF-RBS Commercial Mortgage Trust, 2014-C23 XA, IO	0.592%	10/15/57	2,737,330	51 (b)

Total Collateralized Mortgage Obligations (Cost — $76,295,819)				72,852,303
Asset-Backed Securities — 9.7%
522 Funding CLO Ltd., 2020-6A A1R (3 mo. Term SOFR + 1.412%)	6.695%	10/23/34	770,000	770,666 (a)(b)
AB BSL CLO Ltd., 2023-4A A (3 mo. Term SOFR + 2.000%)	7.282%	4/20/36	360,000	361,381 (a)(b)
AccessLex Institute, 2005-A A3 (3 mo. Term SOFR + 0.662%)	5.946%	7/25/34	170,838	169,303 (b)
AIMCO CLO, 2017-AA AR (3 mo. Term SOFR + 1.312%)	6.594%	4/20/34	1,000,000	1,000,000 (a)(b)
Aqua Finance Trust, 2021-A B	2.400%	7/17/46	1,050,000	921,963 (a)
Ares CLO Ltd., 2022-63A A1A (3 mo. Term SOFR + 1.380%)	6.662%	4/20/35	1,340,000	1,341,583 (a)(b)
Ares Loan Funding Ltd., 2023-ALF4A A1 (3 mo. Term SOFR + 1.750%)	7.051%	10/15/36	1,050,000	1,053,544 (a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2023-1A C	6.230%	4/20/29	400,000	407,250 (a)
Balboa Bay Loan Funding Ltd., 2021-2A A1 (3 mo. Term SOFR + 1.432%)	6.714%	1/20/35	630,000	630,559 (a)(b)
Bayview Opportunity Master Fund LLC, 2024-EDU1 A (30 Day Average SOFR + 1.450%)	6.799%	6/25/47	1,588,159	1,590,162 (a)(b)
BDS Ltd., 2021-FL10 D (1 mo. Term SOFR + 2.964%)	8.306%	12/16/36	1,840,000	1,821,760 (a)(b)
Bear Stearns Asset Backed Securities Trust, 2004-SD2 A3	6.816%	3/25/44	166,891	164,979 (b)
Birch Grove CLO Ltd., 2024-8A A1 (3 mo. Term SOFR + 1.630%)	6.928%	4/20/37	380,000	380,935 (a)(b)
Blackbird Capital II Aircraft Lease Ltd., 2021-1A A	2.443%	7/15/46	381,258	347,754 (a)
Canyon CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.442%)	6.743%	7/15/34	1,360,000	1,361,121 (a)(b)
CarVal CLO Ltd., 2024-3A A1 (3 mo. Term SOFR + 1.390%)	6.407%	10/20/37	1,340,000	1,340,000 (a)(b)(e)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. Term SOFR + 1.962%)	7.244%	4/20/29	1,250,000	1,250,924 (a)(b)
Cayuga Park CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.382%)	6.667%	7/17/34	1,020,000	1,020,852 (a)(b)
CIFC Funding Ltd., 2024-2A A1 (3 mo. Term SOFR + 1.520%)	6.848%	4/22/37	1,160,000	1,161,418 (a)(b)
College Ave Student Loans LLC, 2021-C C	3.060%	7/26/55	1,031,946	940,948 (a)
Columbia Cent CLO Ltd., 2024-33A A1 (3 mo. Term SOFR + 1.600%)	6.899%	4/20/37	1,770,000	1,773,843 (a)(b)
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. Term SOFR + 0.264%)	5.601%	11/15/36	$298,849	$298,768 (b)
Driven Brands Funding LLC, 2024-1A A2	6.372%	10/20/54	1,170,000	1,203,301 (a)
Dryden CLO Ltd., 2021-87A A1 (3 mo. Term SOFR + 1.362%)	6.490%	5/20/34	1,020,000	1,021,326 (a)(b)
Eaton Vance CLO Ltd., 2020-2A AR (3 mo. Term SOFR + 1.412%)	6.713%	1/15/35	930,000	930,240 (a)(b)
Elmwood CLO Ltd., 2019-1A A1RR (3 mo. Term SOFR + 1.520%)	6.802%	4/20/37	970,000	971,400 (a)(b)
Elmwood CLO Ltd., 2024-5A AR1 (3 mo. Term SOFR + 1.520%)	6.841%	4/20/37	580,000	580,724 (a)(b)
Empower CLO Ltd., 2023-2A A1 (3 mo. Term SOFR + 2.200%)	7.501%	7/15/36	1,590,000	1,602,985 (a)(b)
Galaxy CLO Ltd., 2024-33A A1 (3 mo. Term SOFR + 1.550%)	6.875%	4/20/37	780,000	781,289 (a)(b)
Goldentree Loan Management US CLO Ltd., 2020-7A AR (3 mo. Term SOFR + 1.332%)	6.614%	4/20/34	540,000	542,218 (a)(b)
Golub Capital Partners CLO Ltd., 2015-25A AR (3 mo. Term SOFR + 1.642%)	6.884%	5/5/30	91,076	91,126 (a)(b)
Golub Capital Partners CLO Ltd., 2021-57A A1 (3 mo. Term SOFR + 1.752%)	7.036%	10/25/34	1,730,000	1,730,383 (a)(b)
Golub Capital Partners CLO Ltd., 2023-66A A (3 mo. Term SOFR + 1.950%)	7.235%	4/25/36	370,000	371,306 (a)(b)
GoodLeap Sustainable Home Solutions Trust, 2022-1GS B	2.940%	1/20/49	815,590	639,154 (a)
Great Lakes Kcap F3c Senior LLC, 2017-1A A (3 mo. Term SOFR + 2.162%)	7.505%	12/20/29	101,087	101,124 (a)(b)
Grippen Park CLO Ltd., 2017-1A A (3 mo. Term SOFR + 1.522%)	6.804%	1/20/30	46,792	46,847 (a)(b)
GRMT Mortgage Loan Trust, 2001-1A A5	6.650%	7/20/31	8,762	8,739 (a)
Halsey Point CLO Ltd., 2019-1A A1A1 (3 mo. Term SOFR + 1.612%)	6.894%	1/20/33	250,000	250,311 (a)(b)
Hertz Vehicle Financing LLC, 2023-3A A	5.940%	2/25/28	460,000	469,593 (a)
Hertz Vehicle Financing LLC, 2023-4A A	6.150%	3/25/30	1,375,000	1,435,167 (a)
Hertz Vehicle Financing LP, 2021-2A C	2.520%	12/27/27	1,090,000	1,009,175 (a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	711,862	608,831 (a)
Kings Park CLO Ltd., 2021-1A A (3 mo. Term SOFR + 1.392%)	6.674%	1/21/35	330,000	330,219 (a)(b)
Magnetite Ltd., 2020-26A A1R (3 mo. Term SOFR + 1.382%)	6.666%	7/25/34	710,000	710,581 (a)(b)
Midocean Credit CLO, 2017-7A BR (3 mo. Term SOFR + 1.862%)	7.163%	7/15/29	750,000	751,117 (a)(b)
Mosaic Solar Loan Trust, 2018-2GS A	4.200%	2/22/44	996,082	934,231 (a)
MVW LLC, 2023-2A A	6.180%	11/20/40	730,454	755,154 (a)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. Term SOFR + 1.862%)	7.144%	10/20/30	550,000	550,321 (a)(b)
Navient Student Loan Trust, 2016-3A A3 (30 Day Average SOFR + 1.464%)	6.813%	6/25/65	935,907	946,429 (a)(b)
Navient Student Loan Trust, 2020-1A A1B (30 Day Average SOFR + 1.164%)	6.513%	6/25/69	157,875	158,272 (a)(b)
Nelnet Student Loan Trust, 2012-2A A (30 Day Average SOFR + 0.914%)	6.263%	12/26/33	323,752	323,242 (a)(b)
Octagon Investment Partners Ltd., 2014-1A AAR3 (3 mo. Term SOFR + 1.262%)	6.378%	2/14/31	599,707	600,154 (a)(b)
Octagon Ltd., 2022-1A A1R (3 mo. Term SOFR + 1.750%)	6.846%	11/16/36	2,000,000	2,007,231 (a)(b)
Palmer Square CLO Ltd., 2019-1A A1R (3 mo. Term SOFR + 1.412%)	6.528%	11/14/34	750,000	750,747 (a)(b)
Rad CLO Ltd., 2023-22A A1 (3 mo. Term SOFR + 1.830%)	7.112%	1/20/37	1,000,000	1,004,744 (a)(b)
Recette CLO Ltd., 2015-1A ARR (3 mo. Term SOFR + 1.342%)	6.624%	4/20/34	510,000	510,377 (a)(b)
Reese Park CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.392%)	6.693%	10/15/34	1,840,000	1,843,488 (a)(b)
Santander Bank Auto Credit-Linked Notes, 2022-C F	14.592%	12/15/32	1,270,000	1,403,545 (a)
Silver Rock CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.780%)	7.062%	10/20/33	1,770,000	1,773,092 (a)(b)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. Term SOFR + 4.864%)	10.201%	10/15/41	285,185	298,047 (a)(b)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	1,285,299	1,173,221 (a)
SMB Private Education Loan Trust, 2024-A A1A	5.240%	3/15/56	1,248,600	1,267,633 (a)
SoFi Professional Loan Program Trust, 2021-A AFX	1.030%	8/17/43	324,088	282,685 (a)
Storm King Park CLO Ltd., 2022-1A A1 (3 mo. Term SOFR + 2.050%)	7.351%	10/15/35	250,000	250,484 (a)(b)
Symphony CLO Ltd., 2023-40A A1 (3 mo. Term SOFR + 1.640%)	6.941%	1/14/34	1,250,000	1,252,524 (a)(b)
Voya CLO Ltd., 2018-3A A1R2 (3 mo. Term SOFR + 1.200%)	6.501%	10/15/31	830,158	831,066 (a)(b)
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2024 Quarterly Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Whitebox CLO Ltd., 2020-2A A1R (3 mo. Term SOFR + 1.482%)	6.765%	10/24/34	$1,110,000	$1,111,053 (a)(b)
Whitebox CLO Ltd., 2021-3A A1 (3 mo. Term SOFR + 1.482%)	6.783%	10/15/34	1,550,000	1,551,393 (a)(b)

Total Asset-Backed Securities (Cost — $58,473,274)				57,876,002
Mortgage-Backed Securities — 5.4%
FHLMC — 1.8%
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40- 2/1/51	1,261,710	1,048,358
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	6/1/41- 11/1/51	2,939,461	2,530,640
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	7/1/42- 8/1/52	1,878,813	1,705,204
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	7/1/49- 2/1/53	1,130,814	1,086,834
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	2/1/51- 1/1/52	688,428	599,940
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	7/1/52- 11/1/52	800,587	784,718
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	8/1/52	1,166,223	1,086,789
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	4/1/53- 5/1/53	362,380	364,040
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	5/1/53- 4/1/54	646,205	656,818
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	5/1/53	352,569	367,675
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	7/1/53- 4/1/54	457,126	471,076
Total FHLMC				10,702,092
FNMA — 2.5%
Federal National Mortgage Association (FNMA)	2.500%	11/1/40- 9/1/61	1,809,538	1,576,980
Federal National Mortgage Association (FNMA)	6.000%	7/1/41- 7/1/53	1,152,424	1,186,116
Federal National Mortgage Association (FNMA)	2.000%	9/1/41- 3/1/52	3,632,629	3,112,575
Federal National Mortgage Association (FNMA)	3.000%	4/1/42- 6/1/52	4,662,302	4,187,023
Federal National Mortgage Association (FNMA)	4.000%	4/1/44- 6/1/57	903,675	873,622
Federal National Mortgage Association (FNMA)	1.500%	1/1/51- 3/1/51	382,050	300,140
Federal National Mortgage Association (FNMA)	3.500%	1/1/52- 3/1/57	1,557,010	1,440,425
Federal National Mortgage Association (FNMA)	5.000%	6/1/52- 6/1/53	482,322	483,694
Federal National Mortgage Association (FNMA)	4.500%	9/1/52- 8/1/58	118,883	116,348
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA)	6.500%	1/1/53	$250,628	$261,036
Federal National Mortgage Association (FNMA)	5.500%	2/1/53- 6/1/54	937,355	953,117
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.455%)	6.307%	5/1/43	253,290	260,272 (b)
Total FNMA				14,751,348
GNMA — 1.1%
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 11/15/42	212,736	196,068
Government National Mortgage Association (GNMA)	4.000%	3/15/50	31,321	30,149
Government National Mortgage Association (GNMA)	3.500%	5/15/50	146,400	137,892
Government National Mortgage Association (GNMA) II	4.000%	8/20/46- 4/20/50	1,027,870	993,548
Government National Mortgage Association (GNMA) II	5.000%	5/20/48- 5/20/53	1,181,775	1,192,153
Government National Mortgage Association (GNMA) II	4.500%	6/20/48- 9/20/52	506,004	501,149
Government National Mortgage Association (GNMA) II	3.500%	10/20/49- 2/20/50	91,871	85,458
Government National Mortgage Association (GNMA) II	3.000%	1/20/50- 4/20/52	1,365,015	1,228,587
Government National Mortgage Association (GNMA) II	2.500%	12/20/50- 12/20/51	512,159	444,739
Government National Mortgage Association (GNMA) II	2.000%	2/20/51- 4/20/51	1,857,995	1,520,648
Government National Mortgage Association (GNMA) II	5.500%	7/20/53- 8/20/53	475,182	480,275
Total GNMA				6,810,666

Total Mortgage-Backed Securities (Cost — $32,796,097)				32,264,106
Sovereign Bonds — 1.8%
Chile — 0.1%
Chile Government International Bond, Senior Notes	3.100%	5/7/41	630,000	485,783
Colombia — 0.3%
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	910,000	745,778
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	1,520,000	1,118,609
Total Colombia				1,864,387
India — 0.1%
Export-Import Bank of India, Senior Notes	3.375%	8/5/26	460,000	449,127 (a)
Indonesia — 0.0%††
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	340,000	345,828 (f)
Israel — 0.2%
Israel Government International Bond, Senior Notes	5.500%	3/12/34	1,080,000	1,084,590
Kazakhstan — 0.2%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	1,070,000	1,059,982 (a)
Mexico — 0.6%
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	1,025,000	872,381
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2024 Quarterly Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Mexico — continued
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	$1,740,000	$1,453,212
Mexico Government International Bond, Senior Notes	4.400%	2/12/52	1,780,000	1,357,734
Total Mexico				3,683,327
Peru — 0.0%††
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	310,000	315,813
Supranational — 0.2%
Asian Development Bank, Senior Notes	1.500%	1/20/27	1,280,000	1,210,582
Uruguay — 0.1%
Uruguay Government International Bond, Senior Notes	7.625%	3/21/36	350,000	433,508

Total Sovereign Bonds (Cost — $12,497,213)				10,932,927
U.S. Treasury Inflation Protected Securities — 0.3%
U.S. Treasury Notes, Inflation Indexed (Cost — $1,853,517)	1.125%	1/15/33	1,866,854	1,776,571
	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.1%
SOFR 1-Year Mid-Curve Futures, Call @ $96.250	12/13/24	79	197,500	129,856
SOFR 1-Year Mid-Curve Futures, Call @ $97.250	12/13/24	79	197,500	31,106
SOFR 1-Year Mid-Curve Futures, Put @ $95.875	12/13/24	80	200,000	7,000
U.S. Treasury 5-Year Notes Futures, Call @ $110.000	9/6/24	121	121,000	17,961
U.S. Treasury 5-Year Notes Futures, Call @ $109.250	9/20/24	79	79,000	48,758
U.S. Treasury 5-Year Notes Futures, Call @ $109.500	9/20/24	79	79,000	38,883
U.S. Treasury 5-Year Notes Futures, Call @ $109.500	11/22/24	50	50,000	49,609
U.S. Treasury 5-Year Notes Futures, Put @ $109.000	9/6/24	5	5,000	938
U.S. Treasury 5-Year Notes Futures, Put @ $109.250	9/13/24	58	58,000	22,656
U.S. Treasury 5-Year Notes Futures, Put @ $109.250	9/20/24	137	137,000	64,219
U.S. Treasury 5-Year Notes Futures, Put @ $109.500	9/20/24	57	57,000	33,844
U.S. Treasury 10-Year Notes Futures, Call @ $114.000	9/20/24	43	43,000	24,188
U.S. Treasury 10-Year Notes Futures, Call @ $114.250	9/20/24	80	80,000	37,500
U.S. Treasury 10-Year Notes Futures, Call @ $114.500	9/20/24	53	53,000	20,703
U.S. Treasury 10-Year Notes Futures, Call @ $114.500	10/25/24	52	52,000	39,000
U.S. Treasury 10-Year Notes Futures, Put @ $113.500	9/20/24	74	74,000	54,344
U.S. Treasury Long-Term Bonds Futures, Put @ $123.500	9/20/24	20	20,000	32,187

Total Purchased Options (Cost — $696,521)				652,752
Total Investments before Short-Term Investments (Cost — $581,330,869)				544,230,162
	Rate		Shares
Short-Term Investments — 0.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $671,007)	5.235%		671,007	671,007 (g)(h)
Total Investments — 91.0% (Cost — $582,001,876)				544,901,169
Other Assets in Excess of Liabilities — 9.0%				53,750,774
Total Net Assets — 100.0%				$598,651,943

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Intermediate Bond Fund
††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.
(d)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)	Securities traded on a when-issued or delayed delivery basis.
(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(g)	Rate shown is one-day yield as of the end of the reporting period.
(h)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2024, the total market value of investments in Affiliated Companies was $671,007 and the cost was $671,007 (Note 2).

Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
CAS	—	Connecticut Avenue Securities
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
CTFS	—	Certificates
GTD	—	Guaranteed
IBOR	—	Interbank Offered Rate
ICE	—	Intercontinental Exchange
IO	—	Interest Only
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
At August 31, 2024, the Fund had the following written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	12/13/24	$97.125	168	$420,000	$(12,600)
SOFR 1-Year Mid-Curve Futures, Call	12/13/24	96.750	158	395,000	(134,300)
SOFR 1-Year Mid-Curve Futures, Put	12/13/24	95.375	160	400,000	(5,000)
U.S. Treasury 5-Year Notes Futures, Call	9/6/24	109.500	61	61,000	(19,539)
U.S. Treasury 5-Year Notes Futures, Call	9/20/24	108.750	86	86,000	(77,938)
U.S. Treasury 5-Year Notes Futures, Call	9/20/24	111.000	80	80,000	(8,125)
U.S. Treasury 5-Year Notes Futures, Put	9/6/24	109.500	61	61,000	(25,734)
U.S. Treasury 5-Year Notes Futures, Put	9/20/24	108.500	114	114,000	(20,484)
U.S. Treasury 5-Year Notes Futures, Put	10/25/24	108.000	114	114,000	(28,500)
U.S. Treasury 10-Year Notes Futures, Call	9/20/24	115.250	36	36,000	(7,313)
U.S. Treasury 10-Year Notes Futures, Call	9/20/24	116.500	132	132,000	(8,250)
U.S. Treasury 10-Year Notes Futures, Put	9/20/24	110.000	56	56,000	(1,750)
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2024 Quarterly Report

 Western Asset Intermediate Bond Fund

Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury 10-Year Notes Futures, Put	9/20/24	$112.500	148	$148,000	$(50,875)
U.S. Treasury Long-Term Bonds Futures, Put	9/20/24	121.500	40	40,000	(30,625)
Total Exchange-Traded Written Options (Premiums received — $487,847)					$(431,033)

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
At August 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	522	3/26	$125,480,228	$126,356,625	$876,397
3-Month SOFR	87	12/24	20,649,046	20,680,444	31,398
U.S. Treasury 2-Year Notes	273	12/24	56,656,469	56,660,297	3,828
U.S. Treasury 10-Year Notes	2,534	12/24	289,227,491	287,767,375	(1,460,116)
U.S. Treasury Ultra 10-Year Notes	49	12/24	5,799,311	5,754,437	(44,874)
					(593,367)
Contracts to Sell:
U.S. Treasury 5-Year Notes	141	12/24	15,484,694	15,425,180	59,514
U.S. Treasury Long-Term Bonds	733	12/24	90,868,715	90,250,625	618,090
U.S. Treasury Ultra Long-Term Bonds	502	12/24	67,141,437	66,232,625	908,812
					1,586,416
Net unrealized appreciation on open futures contracts					$993,049

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At August 31, 2024, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$8,839,000	9/30/24	Daily SOFR Compound annually	3.500% annually	$(14,481)	$(2,423)	$(12,058)
	59,295,000	4/30/31	4.200% annually	Daily SOFR Compound annually	(2,786,559)	(796,263)	(1,990,296)
	4,744,000	2/15/48	3.050% annually	Daily SOFR Compound annually	330,794	205,382	125,412
	4,457,000	5/15/48	3.150% annually	Daily SOFR Compound annually	238,549	(43,840)	282,389
Total	$77,335,000				$(2,231,697)	$(637,144)	$(1,594,553)

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Intermediate Bond Fund
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.42 Index	$86,565,000	6/20/29	1.000% quarterly	$1,919,369	$1,614,709	$304,660

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
Daily SOFR Compound	5.320%

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Intermediate Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.
Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Intermediate Bond Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$223,634,036	—	$223,634,036
U.S. Government & Agency Obligations	—	144,241,465	—	144,241,465
Collateralized Mortgage Obligations	—	72,852,303	—	72,852,303
Asset-Backed Securities	—	57,876,002	—	57,876,002
Mortgage-Backed Securities	—	32,264,106	—	32,264,106
Sovereign Bonds	—	10,932,927	—	10,932,927
U.S. Treasury Inflation Protected Securities	—	1,776,571	—	1,776,571
Purchased Options	$652,752	—	—	652,752
Total Long-Term Investments	652,752	543,577,410	—	544,230,162
Short-Term Investments†	671,007	—	—	671,007
Total Investments	$1,323,759	$543,577,410	—	$544,901,169
Other Financial Instruments:
Futures Contracts††	$2,498,039	—	—	$2,498,039
Centrally Cleared Interest Rate Swaps††	—	$407,801	—	407,801
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	304,660	—	304,660
Total Other Financial Instruments	$2,498,039	$712,461	—	$3,210,500
Total	$3,821,798	$544,289,871	—	$548,111,669
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$431,033	—	—	$431,033
Futures Contracts††	1,504,990	—	—	1,504,990
Centrally Cleared Interest Rate Swaps††	—	$2,002,354	—	2,002,354
Total	$1,936,023	$2,002,354	—	$3,938,377

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2024. The following transactions were effected

Western Asset Intermediate Bond Fund 2024 Quarterly Report

in such company for the period ended August 31, 2024.

	Affiliate Value at May 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$11,826,217	$55,923,551	55,923,551	$67,078,761	67,078,761

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$189,767	—	$671,007

Western Asset Intermediate Bond Fund 2024 Quarterly Report